Offerings	Feb. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share, reserved for issuance pursuant to the Registrant's 2021 Incentive Award Plan
Amount Registered | shares	6,459,423
Proposed Maximum Offering Price per Unit | shares	11.96
Maximum Aggregate Offering Price | $	$ 77,254,700
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 11,827.7
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement (“Registration Statement”) shall also cover any additional shares of the Registrant’s Class A Common Stock (“Class A Common Stock”) that become
issuable under the Registrant’s 2021 Incentive Award Plan (the “2021 Plan”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A C ommon Sto
ck.

(2)	Represents the additional shares of Class A Common Stock available for issuance under the 2021 Plan resulting from an annual increase as of January 1, 2025.
(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price for shares reserved for future issuance under the 2021 Plan are based on the average of the high and the low prices of Class A Common Stock as reported on the Nasdaq Capital Market on February 19, 2025.

(6)	The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share, reserved for issuance pursuant to the Registrant's 2021 Employee Stock Purchase Plan
Amount Registered | shares	1,291,884
Proposed Maximum Offering Price per Unit | shares	10.17
Maximum Aggregate Offering Price | $	$ 13,138,461
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 2,011.5
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement (“Registration Statement”) shall also cover any additional shares of the Registrant’s Class A Common Stock (“Class A Common Stock”) that become
issuable under the Registrant’s 2021 Incentive Award Plan (the “2021 Plan”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A C ommon Sto
ck.

(4)	Represents the additional shares of Class A Common Stock available for issuance under the ESPP resulting from an annual increase as of January 1, 2025.
(5)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act on the basis of the average of the high and the low prices of Class A Common
Stock
as reported on the Nasdaq Capital Market on February 19, 2025, multiplied by 85%. Pursuant to the ESPP, the purchase price of the shares of Class A Common Stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of a share of Class A Common Stock on the first trading day of the offering period or on the exercise date.

(6)	The Registrant does not have any fee offsets.